Equity and Redeemable Securities (Schedule of temporary equity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Temporary Equity [Abstract]
Beginning balance	$ 0
Recognition of beneficial conversion feature on Convertible Class C Preferred stock	0	(5,000)	0
Dividends deemed on Convertible Class C Preferred stock	0	(5,000)	0
Dividends accrued on Class B Preferred stock	(1,836)	(4,480)	(4,188)
Reclassification and conversion of preferred stock to common stock in connection with the IPO (Note 2)	0
Ending balance	0	0
Redeemable Class A Junior Preferred Stock [Member]
Temporary Equity [Abstract]
Beginning balance	0
Reclassification and conversion of preferred stock to common stock in connection with the IPO (Note 2)	0
Ending balance	0		0
Temporary Equity, Shares [Abstract]
Beginning balance (in shares)	5,100
Reclassification and conversion of preferred stock to common stock in connection with the IPO (Note 2) (in shares)	(5,100)
Ending balance (in shares)	0		5,100
Redeemable Class B Senior Preferred Stock [Member]
Temporary Equity [Abstract]
Beginning balance	36,477	54,997
Dividends accrued on Class B Preferred stock	1,836	4,480
Redemption of Class B Preferred stock		(12,372)
Dividends paid on Class B Preferred stock		(10,628)
Reclassification and conversion of preferred stock to common stock in connection with the IPO (Note 2)	(38,313)
Ending balance	0	36,477
Temporary Equity, Shares [Abstract]
Beginning balance (in shares)	36,388	48,760
Redemption of Class B Preferred stock (in shares)		(12,372)
Conversion of Saturn Acquisition Holdings, LLC preferred stock to Stock Building Supply Holdings, Inc. preferred stock (Note 1) (in shares)	1,079
Reclassification and conversion of preferred stock to common stock in connection with the IPO (Note 2) (in shares)	(37,467)
Ending balance (in shares)	0	36,388
Class C Convertible Preferred Stock [Member]
Temporary Equity [Abstract]
Beginning balance	5,000	0
Issuance of Convertible Class C Preferred stock		5,000
Recognition of beneficial conversion feature on Convertible Class C Preferred stock		(5,000)
Dividends deemed on Convertible Class C Preferred stock		5,000
Reclassification and conversion of preferred stock to common stock in connection with the IPO (Note 2)	(5,000)
Ending balance	$ 0	$ 5,000
Temporary Equity, Shares [Abstract]
Beginning balance (in shares)	5,000	0
Issuance of Convertible Class C Preferred stock (in shares)		5,000
Reclassification and conversion of preferred stock to common stock in connection with the IPO (Note 2) (in shares)	(5,000)
Ending balance (in shares)	0	5,000